Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total share-holders’ equity	Called up share capital and share premium	Other equity instruments	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Insurance finance reserve	Retained earnings	Non- controlling interests
Equity beginning of period at Dec. 31, 2024		$ 192,273	$ 184,973	$ 23,783	$ 19,070	$ (3,246)	$ (1,079)	$ (32,887)	$ 26,328	$ 602	$ 152,402	$ 7,300
Profit for the period		12,441	12,057								12,057	384
Other comprehensive income/(expense) for the period, net of tax		8,540	8,407			6	1,734	6,630	14	102	(79)	133
– debt instruments at fair value through other comprehensive income		205	177			177						28
– equity instruments designated at fair value through other comprehensive income		93	57			57						36
– cash flow hedges		1,891	1,794				1,794					97
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		242	242								242
– property revaluation		14	14						14
– remeasurement of defined benefit asset/(liability)		(347)	(343)								(343)	(4)
– share of other comprehensive income of associates and joint ventures		(3)	(3)								(3)
– effects of hyperinflation		81	81								81
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation		224	224					224
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		(56)	(56)								(56)
– insurance finance income recognised in other comprehensive income		16	16							16
– other exchange differences		6,180	6,204			(228)	(60)	6,406		86		(24)
Total comprehensive income for the period		20,981	20,464			6	1,734	6,630	14	102	11,978	517
Shares issued under employee remuneration and share plans		0		113							(113)
Capital securities issued		4,096	4,096		4,096
Dividends to shareholders		(9,171)	(8,694)								(8,694)	(477)
Redemption of securities		(2,450)	(2,450)		(2,450)
Cost of share-based payment arrangements		316	316								316
Share buy-backs		(5,023)	(5,023)								(5,023)
Cancellation of shares		0		(239)					239
Other movements		(1,153)	(1,128)			1					(1,129)	(25)
Equity end of period at Jun. 30, 2025		199,869	192,554	23,657	20,716	(3,239)	655	(26,257)	26,581	704	149,737	7,315
Profit for the period		10,690	10,228								10,228	462
Other comprehensive income/(expense) for the period, net of tax		2,001	1,969			2,920	(85)	233		(704)	(395)	32
– debt instruments at fair value through other comprehensive income		2,086	2,090			2,090						(4)
– equity instruments designated at fair value through other comprehensive income		5	27			27						(22)
– cash flow hedges		(118)	(94)				(94)					(24)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(721)	(721)								(721)
– remeasurement of defined benefit asset/(liability)		163	154								154	9
– share of other comprehensive income of associates and joint ventures		113	113								113
– effects of hyperinflation		59	59								59
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation		(16)	(16)					(16)
– other reserves reclassified to income statement on disposal or dilution of a foreign operation		58	58			745				(687)
– insurance finance income recognised in other comprehensive income		(11)	(11)							(11)
– other exchange differences		383	310			58	9	249		(6)		73
Total comprehensive income for the period		12,691	12,197			2,920	(85)	233		(704)	9,833	494
Shares issued under employee remuneration and share plans		0		3							(3)
Share premium reclassification to retained earnings		0		(14,810)							14,810
Capital redemption reserves reclassification to retained earnings		0							(1,755)		1,755
Dividends to shareholders		(4,311)	(4,070)								(4,070)	(241)
Cost of share-based payment arrangements		305	305								305
Share buy-backs		(3,016)	(3,016)								(3,016)
Cancellation of shares		0		(151)					151
Other movements		128	255						1		254	(127)
Equity end of period at Dec. 31, 2025		205,666	198,225	8,699	20,716	(319)	570	(26,024)	24,978	0	169,605	7,441
Profit for the period		15,321	15,259								15,259	62
Other comprehensive income/(expense) for the period, net of tax		(2,747)	(2,712)			(1,254)	(1,428)	(398)	20		348	(35)
– debt instruments at fair value through other comprehensive income		(1,083)	(1,082)			(1,082)						(1)
– equity instruments designated at fair value through other comprehensive income		(239)	(239)			(239)
– cash flow hedges		(1,444)	(1,444)				(1,444)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		288	288								288
– property revaluation		20	20						20
– remeasurement of defined benefit asset/(liability)		79	79								79
– share of other comprehensive income of associates and joint ventures		(123)	(123)								(123)
– effects of hyperinflation		104	104								104
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation	[1]	174	174					174
– insurance finance income recognised in other comprehensive income		0
– other exchange differences		(523)	(489)			67	16	(572)				(34)
Total comprehensive income for the period		12,574	12,547			(1,254)	(1,428)	(398)	20		15,607	27
Shares issued under employee remuneration and share plans		0		138							(138)
Capital securities issued	[2]	3,992	3,992		3,992
Dividends to shareholders		(10,118)	(10,049)								(10,049)	(69)
Redemption of securities	[3]	(1,000)	(1,000)		(1,000)
Cost of share-based payment arrangements		319	319								319
Changes in ownership interest in subsidiaries	[4]	(13,643)	(6,642)			141	66	66	161		(7,076)	(7,001)
Transfer of gain on disposal of equity investments at FVOCI to retained earnings		0				(21)					21
Other movements	[5]	(709)	(710)			(7)					(703)	1
Equity end of period at Jun. 30, 2026		$ 197,081	$ 196,682	$ 8,837	$ 23,708	$ (1,460)	$ (792)	$ (26,356)	$ 25,159	$ 0	$ 167,586	$ 399

[1]	Amount in 1H26 includes the recycling of a $0.2bn foreign currency translation reserves loss following completion of the sale of our UK life insurance business, HSBC Life (UK) Limited.
[2]	HSBC Holdings issued $1.25bn at 6.750% and $1.25bn at 7.000% of contingent convertible securities in March 2026, and $1.5bn at 6.750% of contingent convertible securities in May 2026. All instruments were recorded net of issuance costs.

[3]	In March 2026, HSBC Holdings redeemed its $1.0bn 4.000% contingent convertible securities.
[4]	Amount in 1H26 includes the impact of the $13.7bn privatisation of Hang Seng Bank, which comprised the derecognition of $7.0bn in non-controlling interests and a residual $6.7bn reduction in shareholders’ equity, partly offset by impact of foreign currency translation.

[5]	Amount in 1H26 includes $0.7bn of shares bought by HSBC Holdings Employee Benefit Trust under employee share plans.